Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Accrued salary and bonus	$ 346,005	$ 10,591,202	$ 7,292,254
Payables for property, plant and equipment	261,210	7,995,634	4,623,268
Accrued employees' compensation and remuneration to directors	99,262	3,038,417	2,568,880
Accrued employee insurance	28,606	875,638	657,176
Accrued utilities	13,953	427,106	417,257
Payables for patents and acquired specific technology (Note 37)	1,882	57,590	93,000
Others	261,950	8,018,295	5,726,052
Other payables	$ 1,012,868	$ 31,003,882	$ 21,377,887